DOCUMENT AND ENTITY INFORMATION	9 Months Ended
	Sep. 26, 2014	Oct. 24, 2014
Document Information [Line Items]
Entity Registrant Name	INTERLINE BRANDS, INC./DE
Entity Central Index Key	0001292900
Document Type	10-Q
Document Period End Date	Sep. 26, 2014
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2014
Amendment Flag	false
Current Fiscal Year End Date	--12-26
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,482,209